Fair Value (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Carrying Amount and Fair Value of Financial Instruments by Category
Carrying amount and fair value of financial instruments by category as at December 31, 2021 and 2022, are as follows:

	December 31, 2021			December 31, 2022
(in millions of Korean won)	Carrying amount		Fair value	Carrying amount		Fair value
Financial assets
Cash and cash equivalents	￦	3,019,592	1	￦	2,449,062	1
Trade and other receivables
Financial assets measured at amortized cost 2		5,610,377	1		7,364,516	1
Financial assets at fair value through other comprehensive income		491,713	491,713		129,124	129,124
Other financial assets
Financial assets measured at amortized cost		608,389	1		1,060,058	1
Financial assets at fair value through profit or loss		952,319	952,319		1,064,856	1,064,856
Financial assets at fair value through other comprehensive income		347,877	347,877		1,508,192	1,508,192
Derivative financial assets for hedging purpose		99,453	99,453		190,830	190,830

Total	￦	11,129,720		￦	13,766,638

Financial liabilities
Trade and other payables	￦	7,980,203	1	￦	8,397,264	1
Borrowings		8,437,703	8,578,827		10,006,685	9,405,992
Other financial liabilities
Financial liabilities at amortized cost		263,500	1		246,606	1
Financial liabilities at fair value through profit or loss		216,040	216,040		141,280	141,280
Derivative financial liabilities for hedging purpose		18,126	18,126		33,555	33,555

Total	￦	16,915,572		￦	18,825,390

1	The Group did not conduct fair value estimation since the book amount is a reasonable approximation of the fair value .
2	With the application of IFRS 7, lease receivables are excluded from th e fair value disclosure.

Summary of Fair Value Hierarchy Classifications of Financial Assets and Financial Liabilities That are Measured at Fair Value
Fair value hierarchy classifications of the financial assets and financial liabilities that are measured at fair value or its fair value is disclosed as at December 31, 2021 and 2022, are as follows:

	December 31, 2021
(in millions of Korean won)	Level 1		Level 2		Level 3		Total
Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	￦	—	￦	491,713	￦	—	￦	491,713
Other financial assets
Financial assets at fair value through profit or loss		24,285		350,949		577,085		952,319
Financial assets at fair value through other comprehensive income		17,328		7,176		323,373		347,877
Derivative financial assets for hedging purpose		—		67,888		31,565		99,453
Investment properties		—		—		4,263,381		4,263,381

Total	￦	41,613	￦	917,726	￦	5,195,404	￦	6,154,743

Liabilities
Borrowings	￦	—	￦	8,578,827	￦	—	￦	8,578,827
Other financial liabilities
Financial liabilities at fair value through profit or loss		—		708		215,332		216,040
Derivative financial liabilities for hedging purpose		—		18,126		—		18,126

Total	￦	—	￦	8,597,661	￦	215,332	￦	8,812,993

(in millions of Korean won)	December 31, 2022
	Level 1		Level 2		Level 3		Total
Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	￦	—	￦	129,124	￦	—	￦	129,124
Other financial assets
Financial assets at fair value through profit or loss		26,647		426,140		612,069		1,064,856
Financial assets at fair value through other comprehensive income		1,005,900		5,163		497,129		1,508,192
Derivative financial assets for hedging purpose		—		189,717		1,113		190,830
Investment properties		—		—		5,370,047		5,370,047

Total	￦	1,032,547	￦	750,144	￦	6,480,358	￦	8,263,049

Liabilities
Borrowings	￦	—	￦	9,405,992	￦	—	￦	9,405,992
Other financial liabilities
Financial liabilities at fair value through profit or loss		—		—		141,280		141,280
Derivative financial liabilities for hedging purpose		—		33,555		—		33,555

Total	￦	—	￦	9,439,547	￦	141,280	￦	9,580,827

Summary of Changes in Level 3 of Fair Value Hierarchy for Recurring Fair Value Measurements
Details of changes in Level 3 of the fair value hierarchy for the recurring fair value measurements as at December 31, 2021 and 2022, are as follows:

	2021
	Financial assets						Financial liabilities
(in millions of Korean won)	Financial assets at fair value through profit or loss		Financial assets at fair value through other comprehensive income		Derivative financial assets for hedging		Financial liabilities at fair value through profit or loss
Beginning balance	￦	432,509	￦	50,789	￦	(4,194)	￦	2,637
Acquisition		492,842		118,648		—		205,323
Reclassification		(25,757)		14,633		—		—
Changes in c onsolidation s cope		353		(3,051)		—		46,208
Disposal		(418,029)		(5,325)		—		—
Amount recognized in profit or loss 1, 2		95,167		71		43,150		(38,836)
Amount recognized in other comprehensive income 2		—		147,608		(7,391)		—

Ending balance	￦	577,085	￦	323,373	￦	31,565	￦	215,332

1	The recognition of gains and losses on derivatives financial liabilities (assets) for hedging purposes consists entirely of derivatives valuation losses.
2	The recognition of gains and losses on financial liabilities measured at fair value through profit or loss consists of derivative valuation losses.

	2022
	Financial assets						Financial liabilities
(in millions of Korean won)	Financial assets at fair value through profit or loss		Financial assets at fair value through other comprehensive income		Derivative financial assets for hedging		Financial liabilities at fair value through profit or loss
Beginning balance	￦	577,085	￦	323,373	￦	31,565	￦	215,332
Acquisition		226,310		262,408		—		3,046
Reclassification		(8,962)		8,122		—		(54,921)
Changes in consolidation scope		—		(40)		—		—
Disposal		(179,740)		(97,426)		(31,565)		—
Amount recognized in profit or loss 1,		(2,624)		18		—		(22,177)
Amount recognized in other comprehensive income 2		—		674		1,113		—

Ending balance	￦	612,069	￦	497,129	￦	1,113	￦	141,280

1	The recognition of gains and losses on financial liabilities measured at fair value through profit or loss consists of derivative valuation gains and losses.
2	The recognition of gains and losses on derivatives financial liabilities for hedging purposes consists entirely of derivatives valuation gains.

Summary of Valuation Techniques and Inputs
Valuation techniques and inputs used in the recurring, non-recurring fair value measurements and disclosed fair values categorized within Level 2 and Level 3 of the fair value hierarchy as at December 31, 2021 and 2022, are as follows:

	December 31, 2021
(in millions of Korean won)	Fair value		Level	Valuation techniques	Inputs

Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	￦	491,713	2	DCF Model	Guaranteed bond interest rate
Other financial assets
Financial assets at fair value through profit or loss		928,034	2,3	DCF Model, Adjusted Net Asset Model	Bond interest rate, Underlying asset price
Financial assets at fair value through other comprehensive income		330,549	2,3	DCF Model, Market approach Model	Discount rate
Derivative financial assets for hedging		99,453	2,3	Hull-White Model, DCF Model	Market observation discount rate
Investment properties		4,263,381	3	DCF Model
Liabilities
Borrowings	￦	8,578,827	2	DCF Model	Bond interest rate
Other financial liabilities
Financial liabilities at fair value through profit or loss		216,040	2,3	DCF Model, Binomial Option Pricing Model	Forward rate, Market interest rate
Derivative financial liabilities for hedging		18,126	2	DCF Model	Market observation discount rate

	December 31, 2022
(in millions of Korean won)	Fair value		Level	Valuation techniques	Inputs

Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	￦	129,124	2	DCF Model	Guaranteed bond interest rate
Other financial assets
Financial assets at fair value through profit or loss		1,038,209	2,3	DCF Model, Adjusted Net Asset Model, Monte-Carlo Simulation	Market Interest rate, Underlying asset price
Financial assets at fair value through other comprehensive income		502,292	2,3	DCF Model, Market approach Model	Discount rate
Derivative financial assets for hedging		190,830	2,3	Hull-White Model, DCF Model	Market observation discount rate, Swap interest rate
Investment properties		5,370,047	3	DCF Model
Liabilities
Borrowings	￦	9,405,992	2	DCF Model	Bond interest rate
Other financial liabilities
Financial liabilities at fair value through profit or loss		141,280	2,3	DCF Model, Binomial Option Pricing Model, Monte-Carlo Simulation
Derivative financial liabilities for hedging		33,555	2	DCF Model	Market observation discount rate

Summary of Details and Changes of Total Deferred Difference
In relation to this, details and changes of the total deferred difference for the years ended December 31, 2021 and 2022, are as follows:

(in millions of Korean won)	2021				2022
	Derivatives used for hedging		Derivative held for trading		Derivatives used for hedging		Derivative held for trading
I. Beginning balance	￦	2,257	￦	—	￦	832	￦	—
II. New transactions		—		—		—		—
III. Recognized at fair value through profit or loss		(1,425)		—		(832)		—

IV. Ending balance (I+II+III)	￦	832	￦	—	￦	—	￦	—